Note 9 - Deposits - Scheduled Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024, deposits	$ 194,894
2025, deposits	16,844
2026, deposits	17,230
2027, deposits	13,312
2028 and thereafter, deposits	4,247
Time Deposits, Total	$ 246,527